SUBSEQUENT EVENTS (Details Textual)							1 Months Ended						2 Months Ended		3 Months Ended		12 Months Ended
	Jun. 03, 2019 employees shares	Feb. 07, 2019 $ / shares shares	Mar. 09, 2018 shares	Jan. 09, 2018 shares	Aug. 10, 2017 shares	Jul. 10, 2017 shares	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Feb. 28, 2019 shares	Jan. 31, 2019 USD ($) shares	May 31, 2018 shares	Mar. 27, 2018	Jun. 30, 2019 shares	Feb. 28, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Aug. 23, 2018 shares	Nov. 30, 2017 shares	May 02, 2017 shares
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	92,174	106,235
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						40,000			17,733					17,733				854,133	85,719	325,000	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										20,000				11,837
Proceeds from Stock Options Exercised | $										$ 19,000					$ 42,450	$ 0
Stock Issued During Period Shares Stock Warrants Exercised									1,395	10,000				11,395				120,000
Proceeds from Warrant Exercises | $														$ 23,450				$ 210,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		28,700	60,390	298,914		50,000					7,050				258,392
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 10.55
Share Based Compensation Share Options Vesting Terms		five years with options vesting 50% at the vesting commencement date, subject to the employee’s continuous service on the first anniversary of their date of hire (vesting commencement dates range from June 4, 2019 through January 25, 2020), and 50% vesting in eight equal quarterly installments
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options to purchase shares of common stock are exercisable at $10.55 per share, have a term of five years, and vest as to 50% of the options at the vesting commencement date, which is generally one year from the date of hire (vesting commencement dates range from June 4, 2019 through January 25, 2020), and vesting as to the remaining 50% of the options, in eight equal quarterly installments commencing on the first day of each calendar quarter following the vesting commencement date and installments continuing on the first day of each of the seven calendar quarters thereafter. All vesting is subject to the employee’s continued service through the vesting date. The exercise price was determined using the closing price of the Company’s common stock on February 7, 2019.	The options are exercisable at $6.45 per share for five years with (i) 37,890 options vesting 50% over the first year on the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting over the year on the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting over the year on the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting over the year on each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018. The value on the grant date of the options was $298,914.			40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.					The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one-year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter.
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					53,000											0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights												20,000 of such RSUs began vesting May 1, 2018 and will vest each calendar month at a rate of 1,667 RSUs per month, whereby the RSUs would vest provided that services are not terminated by the Company or the grantee.
Subsequent Event
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								6,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							11,668	17,120					2,041
Proceeds from Stock Options Exercised | $							$ 11,085	$ 82,292
Stock Issued During Period Shares Stock Warrants Exercised								1,990					5,898
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	92,939
Stock Surrendered During Period Shares													545
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options to purchase shares of common stock are exercisable at $6.53 for ten years with options vesting approximately one-third on each of the first three anniversaries of the date of grant, subject to the employee’s continuous service on the vesting dates. The exercise price was determined using the closing price of the Company’s common stock on June 3, 2019.
Number Of Empoyees | employees	52
Subsequent Event | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	134,740
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Independent Contractor [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	20,000
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	80,900
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Independent Director [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	33,840